Summary of Significant Accounting Policies (Details 5) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 14, 2011 Non-recourse notes issued by TCD
Deferred Financing Costs
Deferred financing costs	$ 142,000		$ 2,054,000	$ 1,291,000		$ 4,400,000
Revenue Recognition
Maximum duration of contracts under which development revenues have been earned	1 year
Milestone revenues recorded	200,000	800,000	800,000	0	800,000
Royalty revenues related to an amendment to a license agreement with Shire plc					$ 36,875,000
Period from signing the amendment within which one-time payment is committed to be paid by Shire plc					15 days